Marketable debt securities - Bonds and Debentures by Currency (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Marketable debt securities
Outstanding issue amount in foreign currency	€ 362,464	€ 318,807
EUR
Marketable debt securities
Financial liabilities	79,008	97,323	€ 119,606
USD
Marketable debt securities
Financial liabilities	53,403	45,848	33,259
GBP
Marketable debt securities
Financial liabilities	18,129	19,301	14,820
BRL
Marketable debt securities
Financial liabilities	13,022	18,657	16,485
Other currencies
Marketable debt securities
Financial liabilities	11,601	6,780	6,144
Marketable debt securities
Marketable debt securities
Financial liabilities	261,977	246,619	217,966
Marketable debt securities | Bonds and debentures
Marketable debt securities
Financial liabilities	208,455	195,498	176,719	€ 183,278
Marketable debt securities | Bonds and debentures | EUR
Marketable debt securities
Financial liabilities	89,008	85,479	83,321
Outstanding issue amount in foreign currency	€ 89,008
Annual interest rate (as a percent)	1.13%
Marketable debt securities | Bonds and debentures | USD
Marketable debt securities
Financial liabilities	€ 64,952	62,021	48,688
Outstanding issue amount in foreign currency	€ 72,967
Annual interest rate (as a percent)	3.01%
Marketable debt securities | Bonds and debentures | GBP
Marketable debt securities
Financial liabilities	€ 20,178	16,616	13,279
Outstanding issue amount in foreign currency	€ 17,167
Annual interest rate (as a percent)	2.15%
Marketable debt securities | Bonds and debentures | BRL
Marketable debt securities
Financial liabilities	€ 15,292	15,778	17,309
Outstanding issue amount in foreign currency	€ 69,054
Annual interest rate (as a percent)	4.94%
Marketable debt securities | Bonds and debentures | Chilean peso
Marketable debt securities
Financial liabilities	€ 6,848	6,460	5,876
Outstanding issue amount in foreign currency	€ 5,791,169
Annual interest rate (as a percent)	4.48%
Marketable debt securities | Bonds and debentures | Other currencies
Marketable debt securities
Financial liabilities	€ 12,177	€ 9,144	€ 8,246